UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: Two Mid America Plaza
         Suite 606
         Oakbrook Terrace, IL  60181

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     Oakbrook Terrace, IL     October 18, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $67,487 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV  2.000%11/1 00508XAB0     1179   930000 PRN      Sole                   930000        0        0
ADVANCED MEDICAL OPTICS INC    NOTE  2.500% 7/1 00763MAG3     3580  3680000 PRN      Sole                  3680000        0        0
AMERICAN GREETINGS CORP        NOTE  7.000% 7/1 026375AJ4     1275   640000 PRN      Sole                   640000        0        0
ANDREW CORP                    NOTE  3.250% 8/1 034425AB4     3613  3490000 PRN      Sole                  3490000        0        0
ARMOR HOLDINGS INC             NOTE  2.000%11/0 042260AC3     2694  2700000 PRN      Sole                  2700000        0        0
DIGITAL RIV INC                NOTE  1.250% 1/0 25388BAB0     2794  2700000 PRN      Sole                  2700000        0        0
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 286082AA0     3898  3780000 PRN      Sole                  3780000        0        0
FISHER SCIENTIFIC INTL INC     NOTE  2.500%10/0 338032AW5     4268  3040000 PRN      Sole                  3040000        0        0
FLIR SYS INC                   NOTE  3.000% 6/0 302445AB7     3279  2230000 PRN      Sole                  2230000        0        0
GENZYME CORP                   NOTE  1.250%12/0 372917AN4     4398  3830000 PRN      Sole                  3830000        0        0
GUITAR CTR MGMT INC            NOTE  4.000% 7/1 402040AC3     3594  2200000 PRN      Sole                  2200000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE  2.250% 3/1 448407AE6     1228  1180000 PRN      Sole                  1180000        0        0
INTEGRA LIFESCIENCES HLDGS C   NOTE  2.500% 3/1 457985AB5      923   770000 PRN      Sole                   770000        0        0
INTERPUBLIC GROUP COS INC      NOTE  4.500% 3/1 460690AT7     3962  3380000 PRN      Sole                  3380000        0        0
INVITROGEN CORP                NOTE  2.000% 8/0 46185RAJ9     4413  3650000 PRN      Sole                  3650000        0        0
KAYDON CORP                    NOTE  4.000% 5/2 486587AB4     1272  1160000 PRN      Sole                  1160000        0        0
LINCARE HLDGS INC              DBCV  3.000% 6/1 532791AB6     2196  2200000 PRN      Sole                  2200000        0        0
MASSEY ENERGY CO               NOTE  4.750% 5/1 576203AB9     1500   550000 PRN      Sole                   550000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     2027  1700000 PRN      Sole                  1700000        0        0
MGI PHARMA INC                 NOTE  1.682% 3/0 552880AB2     1560  2235000 PRN      Sole                  2235000        0        0
PHOTRONICS INC                 NOTE  2.250% 4/1 719405AE2     2082  1550000 PRN      Sole                  1550000        0        0
PRIDE INTL INC DEL             NOTE  3.250% 5/0 74153QAD4     4409  3500000 PRN      Sole                  3500000        0        0
SCHEIN HENRY INC               NOTE  3.000% 8/1 806407AB8     4135  3700000 PRN      Sole                  3700000        0        0
YELLOW CORP                    NOTE  5.000% 8/0 985509AN8      205   150000 PRN      Sole                   150000        0        0
YELLOW ROADWAY CORP            NOTE  5.000% 8/0 985577AA3     3003  2200000 PRN      Sole                  2200000        0        0